PHOENIX-SENECA FUNDS

                      Supplement dated December 30, 2002 to
           Statement of Additional Information dated January 29, 2002, as supplemented October 8, 2002

         Effective November 20, 2002, the Board of Trustees of the Phoenix-Seneca Funds is composed of only the following individuals: E. Virgil Conway, Harry Dalzell-Payne, Philip R. McLoughlin, Geraldine M. McNamara and Everett L. Morris. All references to other individuals named as Trustees in the "Management of the Trust" section beginning on page 30 of the current Statement of Additional Information are hereby deleted.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 2069B/Trustees (12/02)